SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	1 – 3 years

Furniture and fixtures	3 years

Motor vehicles	5 years

Leasehold improvements	Over the shorter of the lease term or estimated useful life

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following tables present information about the Group’s assets that were measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation techniques the Group utilized to determine such fair value.

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	38,647,738	—	—	38,647,738

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

		Quoted	Significant	Significant
		Prices	Other	Other
		In Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	HK$	HK$	HK$	HK$
Assets: -
Non-marketable equity securities	14,500,000	—	—	14,500,000

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CLIENTS

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Revenue:
IPO Sponsorship services	6,775,000	1,600,000	4,500,000	576,119
FA and IFA services	4,927,550	5,035,000	7,105,000	909,626
Corporate services	—	—	200,000	25,605
CA services	5,168,198	4,563,252	1,987,030	254,391
	16,870,748	11,198,252	13,792,030	1,765,741

SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

Revenue disaggregated by timing of revenue recognition for 2023, 2022 and 2021 is disclosed in the table below:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Point in time	11,702,550	6,635,000	11,605,000	1,485,744
Over time	5,168,198	4,563,252	2,187,030	279,997
	16,870,748	11,198,252	13,792,030	1,765,741

SCHEDULE OF TOTAL OPERATING REVENUE

Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2021	2021	2022	2022	2023	2023	2023	2023
	HK$		HK$		HK$		US$
Customer A	—	—	—	—	1,600,000	11.6%	204,842	11.6%
Customer B	—	—	—	—	1,400,000	10.2%	179,237	10.2%
Customer C	2,175,000	12.9%	—	—	—	—	—	—
Customer D	2,950,000	17.5%	—	—	—	—	—	—
Customer E	—	—	1,600,000	14.3%	3,900,000	28.3%	499,302	28.3%
Customer F	—	—	1,500,000	13.4%	—	—	—	—
	5,125,000	30.4%	3,100,000	27.7%	6,900,000	50.1%	883,381	50.1%

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2021	2021	2022	2022	2023	2023	2023	2023
	HK$		HK$		HK$		US$
Customer A	—	—	—	—	842,496	36.6%	107,862	36.6%
Customer B	—	—	—	—	819,940	35.6%	104,974	35.6%
Customer C	1,385,893	26.8%	336,403	16.9%	—	—	—	—
Customer D	800,000	15.4%	—	—	—	—	—	—
Customer E	750,000	14.5%	—	—	—	—	—	—
Customer F	—	—	600,000	30.2%	—	—	—	—
Customer G	—	—	500,000	25.1%	—	—	—	—
	2,935,893	56.7%	1,436,403	72.2%	1,662,436	72.2%	212,836	72.2%